TrueShares ETFs

Polen International Dividend Income ETF* (Cboe BZX Exchange, Inc.: IDVZ)

TrueShares ConVequity ETF** (Cboe BZX Exchange, Inc.: PVEX)

TrueShares Equity Hedge ETF (Cboe BZX Exchange, Inc.: ONEH)

TrueShares Quarterly Bear Hedge ETF (Cboe BZX Exchange, Inc.: QBER)

TrueShares Quarterly Bull Hedge ETF (Cboe BZX Exchange, Inc.: QBUL)

TrueShares S&P Autocallable Defensive Income ETF (Cboe BZX Exchange, Inc.:

PAYM)

TrueShares S&P Autocallable High Income ETF (Cboe BZX Exchange, Inc.: PAYH)

TrueShares Seasonality Laddered Buffered ETF (Cboe BZX Exchange, Inc.: ONEZ)

Schedules of Investments

July 31, 2026

*	Effective February 8th, 2026, the name of the Fund was changed from The Opal International Dividend Income ETF to Polen International Dividend Income ETF.
**	Effective February 27th, 2026, the name of the Fund was changed from TrueShares ConVex Protect ETF to TrueShares ConVequity ETF.

Polen International Dividend Income ETF

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.98%
Banking - 14.39%
Bank Rakyat Indonesia Persero Tbk PT - ADR	316,259	$2,634,437
BNP Paribas SA - Sponsored ADR	93,240	5,895,565
China Construction Bank Corp. - ADR	172,936	4,053,620
HSBC Holdings PLC - Sponsored ADR	53,047	5,645,262
ICICI Bank Ltd. - Sponsored ADR	101,621	3,047,614
Intesa Sanpaolo SpA - Sponsored ADR	156,149	7,061,058
		28,337,556
Consumer Staple Products - 16.83%
British American Tobacco PLC - Sponsored ADR	100,457	6,092,717
Coca-Cola Femsa SAB de CV - Sponsored ADR	40,718	4,408,538
Imperial Brands PLC - Sponsored ADR	125,464	4,743,794
Kimberly-Clark de Mexico SAB de CV - Sponsored ADR	377,984	4,392,174
Nestle SA - Sponsored ADR	43,370	4,334,831
Reckitt Benckiser Group PLC - ADR	412,846	5,800,486
Unilever PLC - Sponsored ADR	53,200	3,373,412
		33,145,952
Financial Services - 1.99%
UBS Group AG	74,370	3,922,274

Health Care - 12.27%
AstraZeneca PLC	20,959	3,555,485
GSK PLC - Sponsored ADR	120,188	6,212,518
Novartis AG - Sponsored ADR	14,125	2,205,619
Roche Holding AG - Sponsored ADR	113,083	6,182,248
Sanofi SA - ADR	138,907	5,984,113
		24,139,983
Industrial Services - 5.77%
Canadian National Railway Co.	31,740	4,037,645
Copa Holdings SA, Class A	14,031	1,981,458
Grupo Aeroportuario del Centro Norte SAB de CV - Sponsored ADR	19,148	2,046,921
International Container Terminal Services, Inc.	209,884	3,301,507
		11,367,531
Insurance - 4.28%
BB Seguridade Participacoes SA - Sponsored ADR	559,773	4,543,118
Tokio Marine Holdings, Inc. - Sponsored ADR	76,840	3,892,714
		8,435,832
	Shares	Value
COMMON STOCKS - 98.98% (continued)
Materials - 2.86%
Rio Tinto PLC - Sponsored ADR	58,195	$5,636,186

Media - 2.28%
Universal Music Group NV - ADR	544,747	4,483,268

Oil & Gas - 9.03%
BP PLC - Sponsored ADR	105,135	4,754,205
Petroleo Brasileiro SA - Sponsored ADR	354,105	6,869,637
TotalEnergies SE	70,171	6,165,224
		17,789,066
Retail & Wholesale - Discretionary - 4.43%
Bunzl PLC - Sponsored ADR	283,207	5,358,276
JD.com, Inc. - ADR	101,751	3,358,801
		8,717,077
Retail & Wholesale - Staples - 2.98%
Wal-Mart de Mexico SAB de CV - Sponsored ADR	202,347	5,880,204

Tech Hardware & Semiconductors - 6.13%
ASML Holding NV - Sponsored ADR	2,837	4,621,473
Nokia Oyj - Sponsored ADR	220,435	2,014,776
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	13,419	5,424,631
		12,060,880
Telecommunications - 9.81%
America Movil SAB de CV	185,368	4,699,079
Koninklijke KPN NV - Sponsored ADR	859,604	4,143,291
Orange SA - Sponsored ADR	320,689	6,097,100
Telefonica Brasil SA - ADR	338,009	4,367,076
		19,306,546
Utilities - 5.93%
Enel SpA - ADR	643,450	7,238,812
Iberdrola SA - Sponsored ADR	24,860	2,374,876
Manila Electric Co.	260,631	2,043,497
		11,657,185
TOTAL COMMON STOCKS
(Cost $167,779,115)		194,879,540

See Notes to Schedules of Investments.

2

Polen International Dividend Income ETF

SCHEDULE OF INVESTMENTS

July 31, 2026 (Continued) (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 0.80%
State Street Institutional US Government Money Market Fund, Administration Class, 3.37% (7-day yield)(a)	1,583,155	$1,583,155

TOTAL MONEY MARKET FUNDS
(Cost $1,583,155)		1,583,155

TOTAL INVESTMENTS - 99.78%
(Cost $169,362,270)		$196,462,695

Other Assets in Excess of Liabilities - 0.22%		428,432

NET ASSETS - 100.00%		$196,891,127

(a)	Rate disclosed is a 7-Day Yield as of July 31, 2026.

Percentages are stated as a percent of net assets.

Investment abbreviations:

ADR - American Depository Receipt

AG - Aktiengesellschaft (German: Stock Corporation)

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PLC - Public Limited Company

SA - Sociedad Anónima (Portuguese/Spanish: Public Limited Company)

SA - Société Anonyme (French: Public Limited Company)

SAB de CV - Sociedad Anónima Bursátil de Capital Variable (Spanish: Publicly Traded Company)

SE - Société Européenne (French: European Society/Company)

SpA - Società per azioni (Italian: Joint Stock Company)

Tbk PT - Perseroan Terbuka (Indonesian: Publicly Trqaded Company)

See Notes to Schedules of Investments.

3

TrueShares ConVequity ETF

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

	Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 26.88%(a)
APEX Tech Acquisition, Inc.	195,050	$1,942,698
BHAV Acquisition Corp.	1,888	18,842
Fifth Era Acquisition Corp. I, Class A	47,113	492,331
Future Money Acquisition Corp.	526	5,281
GalaxyEdge Acquisition Corp.	21,552	214,442
ITHAX Acquisition Corp. III, Class A	47,113	470,659
K2 Capital Acquisition Corp.	47,423	476,127
Lake Superior Acquisition Corp.	36,503	371,236
New Providence Acquisition Corp. III, Class A	13,759	143,094
Pono Capital Four, Inc.	11,829	118,172
QuasarEdge Acquisition Corp.	95,418	954,180
RF Acquisition Corp. III	47,162	466,432
Roman DBDR Acquisition Corp. II	339,045	3,600,658
Shreya Acquisition Group	481,576	4,791,680
SPACSphere Acquisition Corp., Class A	24,728	248,022
XFLH Capital Corp.	66,639	666,390

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS)
(Cost $14,868,616)		14,980,244

	Shares	Value
EXCHANGE-TRADED FUNDS - 32.71%
Janus Henderson AAA CLO ETF	72,110	3,641,555
SPDR Portfolio Short Term Corporate Bond ETF	487,118	14,584,314

TOTAL EXCHANGE-TRADED FUNDS
(Cost $18,342,708)		18,225,869

Underlying Security/Expiration Date/ Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 10.00%
Call Options Purchased - 10.00%
State Street SPDR S&P 500 ETF Trust
9/18/2026, $767.00, $149,406	2	1,222
State Street SPDR S&P 500 ETF Trust
9/18/2026, $751.00, $224,109	3	4,097
State Street SPDR S&P 500 ETF Trust
9/18/2026, $750.00, $224,109	3	4,273
State Street SPDR S&P 500 ETF Trust
9/18/2026, $742.00, $298,812	4	7,737
State Street SPDR S&P 500 ETF Trust
9/18/2026, $740.02, $5,901,537	79	163,543
State Street SPDR S&P 500 ETF Trust
9/18/2026, $705.03, $14,716,491	197	961,725
State Street SPDR S&P 500 ETF Trust
9/18/2026, $752.00, $224,109	3	3,924
State Street SPDR S&P 500 ETF Trust
9/18/2026, $770.00, $74,703	1	512
State Street SPDR S&P 500 ETF Trust
9/18/2026, $776.00, $896,436	12	4,200
State Street SPDR S&P 500 ETF Trust
9/18/2026, $705.00, $224,109	3	14,654
State Street SPDR S&P 500 ETF Trust
9/18/2026, $790.00, $298,812	4	529
State Street SPDR S&P 500 ETF Trust
9/18/2026, $830.00, $298,812	4	55
Underlying Security/Expiration Date/ Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 10.00% (continued)
Call Options Purchased - 10.00% (continued)
State Street SPDR S&P 500 ETF Trust
9/18/2026, $787.00, $149,406	2	$328
State Street SPDR S&P 500 ETF Trust
9/18/2026, $786.00, $149,406	2	352
State Street SPDR S&P 500 ETF Trust
9/18/2026, $780.00, $224,109	3	803
State Street SPDR S&P 500 ETF Trust
9/18/2026, $777.00, $149,406	2	655
State Street SPDR S&P 500 ETF Trust
9/18/2026, $798.00, $298,812	4	302
State Street SPDR S&P 500 ETF Trust
9/18/2026, $801.00, $74,703	1	62
State Street SPDR S&P 500 ETF Trust
12/18/2026, $742.00, $224,109	3	10,903
State Street SPDR S&P 500 ETF Trust
12/18/2026, $720.03, $16,882,878	226	1,181,326
State Street SPDR S&P 500 ETF Trust
12/18/2026, $720.00, $224,109	3	15,688
State Street SPDR S&P 500 ETF Trust
12/18/2026, $755.02, $5,901,537	79	221,033
State Street SPDR S&P 500 ETF Trust
12/18/2026, $817.00, $74,703	1	470
State Street SPDR S&P 500 ETF Trust
12/18/2026, $830.00, $74,703	1	292
State Street SPDR S&P 500 ETF Trust
12/18/2026, $803.00, $74,703	1	757
State Street SPDR S&P 500 ETF Trust
12/18/2026, $790.00, $74,703	1	1,135
State Street SPDR S&P 500 ETF Trust
12/18/2026, $789.00, $149,406	2	2,339
State Street SPDR S&P 500 ETF Trust
12/18/2026, $787.00, $74,703	1	1,240
State Street SPDR S&P 500 ETF Trust
12/18/2026, $786.00, $74,703	1	1,277
State Street SPDR S&P 500 ETF Trust
12/18/2026, $785.00, $971,139	13	17,081
State Street SPDR S&P 500 ETF Trust
12/18/2026, $777.00, $224,109	3	4,923
State Street SPDR S&P 500 ETF Trust
12/18/2026, $759.00, $149,406	2	5,125
State Street SPDR S&P 500 ETF Trust
12/18/2026, $752.00, $149,406	2	5,967
State Street SPDR S&P 500 ETF Trust
12/18/2026, $751.00, $149,406	2	6,092
State Street SPDR S&P 500 ETF Trust
12/18/2026, $813.00, $298,812	4	2,161
State Street SPDR S&P 500 ETF Trust
3/19/2027, $798.00, $74,703	1	2,028
State Street SPDR S&P 500 ETF Trust
3/19/2027, $830.00, $74,703	1	1,007
State Street SPDR S&P 500 ETF Trust
3/19/2027, $826.00, $224,109	3	3,318
State Street SPDR S&P 500 ETF Trust
3/19/2027, $816.00, $74,703	1	1,387
State Street SPDR S&P 500 ETF Trust
3/19/2027, $796.00, $149,406	2	4,222
State Street SPDR S&P 500 ETF Trust
3/19/2027, $752.00, $149,406	2	8,953
State Street SPDR S&P 500 ETF Trust
3/19/2027, $790.00, $74,703	1	2,373

See Notes to Schedules of Investments.

4

TrueShares ConVequity ETF

SCHEDULE OF INVESTMENTS

July 31, 2026 (Continued) (Unaudited)

Underlying Security/Expiration Date/ Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 10.00% (continued)
Call Options Purchased - 10.00% (continued)
State Street SPDR S&P 500 ETF Trust
3/19/2027, $787.00, $74,703	1	$2,512
State Street SPDR S&P 500 ETF Trust
3/19/2027, $786.00, $74,703	1	2,559
State Street SPDR S&P 500 ETF Trust
3/19/2027, $785.00, $149,406	2	5,214
State Street SPDR S&P 500 ETF Trust
3/19/2027, $777.00, $74,703	1	3,010
State Street SPDR S&P 500 ETF Trust
3/19/2027, $766.00, $149,406	2	7,240
State Street SPDR S&P 500 ETF Trust
3/19/2027, $751.00, $149,406	2	9,082
State Street SPDR S&P 500 ETF Trust
3/19/2027, $742.00, $224,109	3	15,406
State Street SPDR S&P 500 ETF Trust
3/19/2027, $735.00, $4,556,883	61	342,612
State Street SPDR S&P 500 ETF Trust
3/19/2027, $792.00, $896,436	12	27,397
State Street SPDR S&P 500 ETF Trust
3/19/2027, $700.01, $14,567,085	195	1,602,944
State Street SPDR S&P 500 ETF Trust
6/17/2027, $790.01, $15,687,630	210	754,990
State Street SPDR S&P 500 ETF Trust
6/17/2027, $791.00, $149,406	2	7,089
State Street SPDR S&P 500 ETF Trust
6/17/2027, $827.00, $74,703	1	2,002
State Street SPDR S&P 500 ETF Trust
6/17/2027, $830.01, $4,855,695	65	123,530
		5,575,657
TOTAL PURCHASED OPTIONS
(Cost $2,456,311)		5,575,657

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 31.58%
Treasury Bills
3/18/2027, 3.78%(b)	$4,479,100	4,373,541
6/10/2027, 3.86%	4,479,500	4,332,111
9/3/2026, 3.55%(b)	4,479,900	4,465,890
11/27/2026, 3.54%(b)	4,479,900	4,425,740
		17,597,282
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $17,607,671)		17,597,282
	Shares	Value
MONEY MARKET FUNDS - 0.06%
State Street Institutional US Government Money Market Fund, Administration Class, 3.37% (7-day yield)(c)	34,001	$34,001

TOTAL MONEY MARKET FUNDS
(Cost $34,001)		34,001

TOTAL INVESTMENTS - 101.23%
(Cost $53,309,307)		$56,413,053

Liabilities in Excess of Other Assets - (1.23)%		(683,947)

NET ASSETS - 100.00%		$55,729,106

(a)	Non-income producing security.
(b)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of July 31, 2026, the aggregate value of those securities was $10,558,647, representing 18.95% of net assets.
(c)	Rate disclosed is a 7-Day Yield as of July 31, 2026.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

5

TrueShares ConVequity ETF

SCHEDULE OF INVESTMENTS

July 31, 2026 (Continued) (Unaudited)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Goldman Sachs	3/19/2027	$685.01	(88)	$601,543	$(6,573,864)	$(154,972)
SPDR S&P 500 ETF Trust	Goldman Sachs	3/19/2027	724.00	(1)	4,818	(74,703)	(2,536)
SPDR S&P 500 ETF Trust	Goldman Sachs	3/19/2027	733.00	(1)	4,848	(74,703)	(2,765)
SPDR S&P 500 ETF Trust	Goldman Sachs	3/19/2027	734.00	(1)	4,788	(74,703)	(2,792)
SPDR S&P 500 ETF Trust	Goldman Sachs	3/19/2027	750.00	(1)	4,868	(74,703)	(3,266)
SPDR S&P 500 ETF Trust	Goldman Sachs	3/19/2027	769.00	(1)	4,168	(74,703)	(3,954)
SPDR S&P 500 ETF Trust	Goldman Sachs	3/19/2027	775.00	(4)	18,996	(298,812)	(16,825)
SPDR S&P 500 ETF Trust	Goldman Sachs	3/19/2027	779.00	(2)	9,596	(149,406)	(8,769)
SPDR S&P 500 ETF Trust	Goldman Sachs	6/17/2027	770.00	(94)	461,364	(7,022,082)	(428,672)
SPDR S&P 500 ETF Trust	Goldman Sachs	6/17/2027	772.00	(1)	4,848	(74,703)	(4,635)
SPDR S&P 500 ETF Trust	Goldman Sachs	9/18/2026	685.00	(89)	522,409	(6,648,567)	(29,389)
SPDR S&P 500 ETF Trust	Goldman Sachs	9/18/2026	724.00	(1)	3,598	(74,703)	(786)
SPDR S&P 500 ETF Trust	Goldman Sachs	9/18/2026	733.00	(1)	3,648	(74,703)	(982)
SPDR S&P 500 ETF Trust	Goldman Sachs	9/18/2026	734.00	(1)	3,568	(74,703)	(1,007)
SPDR S&P 500 ETF Trust	Goldman Sachs	9/18/2026	741.00	(1)	3,113	(74,703)	(1,202)
SPDR S&P 500 ETF Trust	Goldman Sachs	9/18/2026	759.00	(1)	2,168	(74,703)	(1,931)
SPDR S&P 500 ETF Trust	Goldman Sachs	9/18/2026	766.00	(4)	11,957	(298,812)	(9,328)
SPDR S&P 500 ETF Trust	Goldman Sachs	9/18/2026	770.00	(1)	2,932	(74,703)	(2,594)
SPDR S&P 500 ETF Trust	Goldman Sachs	12/18/2026	700.00	(91)	666,094	(6,797,973)	(123,093)
SPDR S&P 500 ETF Trust	Goldman Sachs	12/18/2026	724.00	(1)	4,298	(74,703)	(1,817)
SPDR S&P 500 ETF Trust	Goldman Sachs	12/18/2026	733.00	(1)	4,328	(74,703)	(2,039)
SPDR S&P 500 ETF Trust	Goldman Sachs	12/18/2026	734.00	(1)	4,273	(74,703)	(2,066)
SPDR S&P 500 ETF Trust	Goldman Sachs	12/18/2026	746.00	(1)	4,168	(74,703)	(2,421)
SPDR S&P 500 ETF Trust	Goldman Sachs	12/18/2026	765.00	(1)	3,373	(74,703)	(3,150)
SPDR S&P 500 ETF Trust	Goldman Sachs	12/18/2026	771.00	(4)	16,172	(298,812)	(13,728)
SPDR S&P 500 ETF Trust	Goldman Sachs	12/18/2026	775.00	(1)	4,053	(74,703)	(3,636)
					$2,379,989	$(29,432,982)	$(828,355)

See Notes to Schedules of Investments.

6

TrueShares Equity Hedge ETF

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 102.11%
Treasury Bills
8/11/2026, 3.42%	$7,447,000	$7,441,040
9/17/2026, 3.72%(a)	7,447,000	7,413,022
		14,854,062
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,851,287)		14,854,062

	Shares	Value
MONEY MARKET FUNDS - 0.04%
State Street Institutional US Government Money Market Fund, Administration Class, 3.37% (7-day yield)(b)	6,406	6,406

TOTAL MONEY MARKET FUNDS
(Cost $6,406)		6,406

TOTAL INVESTMENTS - 102.15%
(Cost $14,857,693)		$14,860,468

Liabilities in Excess of Other Assets - (2.15)%		(312,672)

NET ASSETS - 100.00%		$14,547,796

(a)	Pledged security; a portion or all of the security is pledged as collateral for bullet total return swaps. As of July 31, 2026, the aggregate value of those securities was $4,977,187, representing 34.21% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of July 31, 2026.

Percentages are stated as a percent of net assets.

Bullet Total Return Swap Contracts

Reference Index Return Received by the Fund(a)	Counterparty	Rate Paid by the Fund(a)	Termination Date	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Bespoke Risk Premia Strategy Total Return	Goldman Sachs	FEDEF - 1D	7/30/2027	$7,300,007	$(122,384)
Bespoke Risk Premia Strategy Total Return	Goldman Sachs	FEDEF - 1D	7/30/2027	7,201,591	46,667
Systematic Options US Series Total Return Strategy	Goldman Sachs	FEDEF - 1D	11/30/2027	100,000	(828)
				$14,601,598	$(76,545)

(a)	Payments are netted and settled when the swap contract closes.

Investment abbreviations:

FEDEF – 1D – Overnight Federal Funds Effective Rate

See Notes to Schedules of Investments.

7

TrueShares Quarterly Bear Hedge ETF

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

Underlying Security/Expiration Date/ Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 0.43%
Put Options Purchased - 0.43%
State Street SPDR S&P 500 ETF Trust
8/21/2026, $704.00, $74,703	1	$131
State Street SPDR S&P 500 ETF Trust
8/21/2026, $705.00, $6,200,349	83	11,269
State Street SPDR S&P 500 ETF Trust
8/21/2026, $710.00, $448,218	6	990
State Street SPDR S&P 500 ETF Trust
8/21/2026, $720.00, $224,109	3	746
State Street SPDR S&P 500 ETF Trust
8/21/2026, $722.00, $74,703	1	271
State Street SPDR S&P 500 ETF Trust
8/21/2026, $724.00, $149,406	2	590
State Street SPDR S&P 500 ETF Trust
8/21/2026, $725.00, $4,332,774	58	17,844
State Street SPDR S&P 500 ETF Trust
8/21/2026, $730.00, $298,812	4	1,528
State Street SPDR S&P 500 ETF Trust
8/21/2026, $738.00, $149,406	2	1,088
State Street SPDR S&P 500 ETF Trust
9/18/2026, $700.00, $74,703	1	452
State Street SPDR S&P 500 ETF Trust
9/18/2026, $709.00, $7,619,706	102	56,373
State Street SPDR S&P 500 ETF Trust
9/18/2026, $717.00, $149,406	2	1,330
State Street SPDR S&P 500 ETF Trust
9/18/2026, $728.00, $5,453,319	73	63,303
State Street SPDR S&P 500 ETF Trust
9/18/2026, $732.00, $74,703	1	957
State Street SPDR S&P 500 ETF Trust
10/16/2026, $707.00, $7,171,488	96	80,218
State Street SPDR S&P 500 ETF Trust
10/16/2026, $709.00, $74,703	1	885
State Street SPDR S&P 500 ETF Trust
10/16/2026, $725.00, $5,154,507	69	79,415
		317,390
TOTAL PURCHASED OPTIONS
(Cost $677,971)		317,390

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 98.97%
Treasury Bills
8/20/2026, 3.62%	$24,261,200	24,219,898
9/17/2026, 3.72%	24,261,000	24,150,306
10/15/2026, 3.75%	24,261,000	24,080,097
		72,450,301
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $72,433,796)		72,450,301
	Shares	Value
MONEY MARKET FUNDS - 0.05%
State Street Institutional US Government Money Market Fund, Administration Class, 3.37% (7-day yield)(a)	33,716	$33,716

TOTAL MONEY MARKET FUNDS
(Cost $33,716)		33,716

TOTAL INVESTMENTS - 99.45%
(Cost $73,145,483)		$72,801,407

Other Assets in Excess of Liabilities - 0.55%		402,495

NET ASSETS - 100.00%		$73,203,902

(a)	Rate disclosed is a 7-Day Yield as of July 31, 2026.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

8

TrueShares Quarterly Bull Hedge ETF

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

Underlying Security/Expiration Date/ Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 0.42%
Call Options Purchased - 0.42%
State Street SPDR S&P 500 ETF Trust
8/21/2026, $760.00, $2,016,981	27	$8,984
State Street SPDR S&P 500 ETF Trust
8/21/2026, $761.00, $522,921	7	2,102
State Street SPDR S&P 500 ETF Trust
8/21/2026, $775.00, $1,120,545	15	792
State Street SPDR S&P 500 ETF Trust
8/21/2026, $780.00, $2,764,011	37	1,030
State Street SPDR S&P 500 ETF Trust
9/18/2026, $764.00, $597,624	8	5,793
State Street SPDR S&P 500 ETF Trust
9/18/2026, $765.00, $1,494,060	20	13,699
State Street SPDR S&P 500 ETF Trust
9/18/2026, $782.00, $1,269,951	17	3,962
State Street SPDR S&P 500 ETF Trust
9/18/2026, $784.00, $2,838,714	38	7,698
State Street SPDR S&P 500 ETF Trust
10/16/2026, $763.00, $1,568,763	21	27,525
State Street SPDR S&P 500 ETF Trust
10/16/2026, $781.00, $5,378,616	72	44,245
		115,830
TOTAL PURCHASED OPTIONS
(Cost $278,206)		115,830

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 99.09%
Treasury Bills
8/20/2026, 3.62%	$9,255,000	9,239,244
9/17/2026, 3.72%	9,255,000	9,212,773
10/15/2026, 3.75%	9,255,000	9,185,990
		27,638,007
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $27,631,728)		27,638,007

	Shares	Value
MONEY MARKET FUNDS - 0.08%
State Street Institutional US Government Money Market Fund, Administration Class, 3.37% (7-day yield)(a)	21,324	21,324

TOTAL MONEY MARKET FUNDS
(Cost $21,324)		21,324
TOTAL INVESTMENTS - 99.59%
(Cost $27,931,258)	$27,775,161

Other Assets in Excess of Liabilities - 0.41%	114,581

NET ASSETS - 100.00%	$27,889,742

(a)	Rate disclosed is a 7-Day Yield as of July 31, 2026.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

9

TrueShares S&P Autocallable Defensive Income ETF

SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 95.63%
Treasury Bills
8/11/2026, 3.42%	$61,355,000	$61,305,893
9/17/2026, 3.69%(a)	61,355,000	61,075,060
		122,380,953
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $122,359,829)		122,380,953

	Shares	Value
MONEY MARKET FUNDS - 1.29%
State Street Institutional US Government Money Market Fund, Administration Class, 3.37% (7-day yield)(b)	1,656,230	1,656,230

TOTAL MONEY MARKET FUNDS
(Cost $1,656,230)		1,656,230

TOTAL INVESTMENTS - 96.92%
(Cost $124,016,059)		$124,037,183

Other Assets in Excess of Liabilities - 3.08%		3,946,060

NET ASSETS - 100.00%		$127,983,243

(a)	Pledged security; a portion or all of the security is pledged as collateral for bullet total return swaps. As of July 31, 2026, the aggregate value of those securities was $29,863,121, representing 23.33% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of July 31, 2026.

Percentages are stated as a percent of net assets.

Bullet Total Return Swap Contracts

Reference Index Return Received by the Fund(a)	Counterparty	Rate Paid by the Fund(a)	Termination Date	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Tactical Put Participation Moderate Index	Morgan Stanley	10 bps	6/30/2027	$128,699,743	$(276,519)
US Large Cap Moderate Income Autocallable Index	Morgan Stanley	SOFR + 10 bps	6/30/2027	121,766,329	7,239,012
				$250,466,072	$6,962,493

(a)	Payments are netted and settled when the swap contract closes.

Investment Abbreviations:

bps - basis points (1 basis point = 0.01%)

SOFR - Secured Overnight Financing Rate

See Notes to Schedules of Investments.

10

TrueShares S&P Autocallable High Income ETF

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 88.59%
Treasury Bills
8/11/2026, 3.42%	$11,725,000	$11,715,616
9/17/2026, 3.72%(a)	11,725,000	11,671,503
		23,387,119

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $23,382,781)		23,387,119

	Shares	Value
MONEY MARKET FUNDS - 1.51%
State Street Institutional US Government Money Market Fund, Administration Class, 3.37% (7-day yield)(b)	397,690	397,690

TOTAL MONEY MARKET FUNDS
(Cost $397,690)		397,690

TOTAL INVESTMENTS - 90.10%
(Cost $23,780,471)		$23,784,809

Other Assets in Excess of Liabilities - 9.90%		2,613,913

NET ASSETS - 100.00%		$26,398,722

(a)	Pledged security; a portion or all of the security is pledged as collateral for bullet total return swaps. As of July 31, 2026, the aggregate value of those securities was $9,954,374, representing 37.71% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of July 31, 2026.

Percentages are stated as a percent of net assets.

Bullet Total Return Swap Contracts

Reference Index Return Received by the Fund(a)	Counterparty	Rate Paid by the Fund(a)	Termination Date	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Tactical Put Participation High Index	Morgan Stanley	10 bps	6/30/2027	$26,455,653	$(126,560)
US Large Cap High Income Autocallable Index	Morgan Stanley	SOFR + 10 bps	6/30/2027	23,513,557	3,409,322
				$49,969,210	$3,282,762

(a)	Payments are netted and settled when the swap contract closes.

Investment Abbreviations:

bps - basis points (1 basis point = 0.01%)

SOFR - Secured Overnight Financing Rate

See Notes to Schedules of Investments.

11

TrueShares Seasonality Laddered Buffered ETF

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.00%(a)
TrueShares Quarterly Bear Hedge ETF	425,897	$10,155,514
TrueShares Quarterly Bull Hedge ETF	1,001,066	24,075,437
TrueShares Structured Outcome (April) ETF	638,669	25,453,003
TrueShares Structured Outcome (August) ETF	584,402	26,458,392
TrueShares Structured Outcome (December) ETF	595,297	25,718,259
TrueShares Structured Outcome (February) ETF	612,252	24,675,960
TrueShares Structured Outcome (January) ETF	634,894	25,971,418
TrueShares Structured Outcome (July) ETF	550,542	24,971,209
TrueShares Structured Outcome (June) ETF	693,702	24,426,912
TrueShares Structured Outcome (March) ETF	686,683	25,201,884
TrueShares Structured Outcome (May) ETF	705,421	25,462,030
TrueShares Structured Outcome (November) ETF	514,493	24,172,219
TrueShares Structured Outcome (October) ETF	574,390	26,140,489
TrueShares Structured Outcome (September) ETF	589,151	26,659,083

TOTAL EXCHANGE-TRADED FUNDS
(Cost $320,656,708)		339,541,809

	Shares	Value
MONEY MARKET FUNDS - 0.02%
State Street Institutional US Government Money Market Fund, 3.37% (7-day yield)(b)	61,855	61,855

TOTAL MONEY MARKET FUNDS
(Cost $61,855)		61,855

TOTAL INVESTMENTS - 100.02%
(Cost $320,718,563)		$339,603,664

Liabilities in Excess of Other Assets - (0.02)%		(54,024)

NET ASSETS - 100.00%		$339,549,640

(a)	Affiliated Security. See Note 3.
(b)	Rate disclosed is a 7-Day Yield as of July 31, 2026.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

12

TrueShares ETFs

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These Schedules of Investments relate to eight series of the Trust, Polen International Dividend Income ETF (formerly known as The Opal International Dividend Income ETF) (“IDVZ”), TrueShares ConVequity ETF (formerly known as TrueShares ConVex Protect ETF) (“PVEX”), TrueShares Equity Hedge ETF (“ONEH”), TrueShares Quarterly Bear Hedge ETF (“QBER”), TrueShares Quarterly Bull Hedge ETF (“QBUL”), TrueShares S&P Autocallable Defensive Income ETF (“PAYM”), TrueShares S&P Autocallable High Income ETF (“PAYH”) and TrueShares Seasonality Laddered Buffered ETF (“ONEZ”) (each a “Fund” and collectively the “Funds”). Each Fund is an actively managed exchange-traded fund (“ETF”) that aims to achieve its following investment objective:

Fund	Investment Objective
Polen International Dividend Income ETF	Provide capital appreciation with lower volatility and a higher dividend yield compared to the MSCI ACWI ex USA High Dividend Yield Total Return Index.
TrueShares ConVequity ETF	Capital appreciation with the potential for lower volatility relative to the broader U.S. large cap equity market.
TrueShares Equity Hedge ETF	Profit from equity market declines and subsequent reversals, with income as a secondary objective.
TrueShares Quarterly Bear Hedge ETF	Substantial protection of principal with total return.
TrueShares Quarterly Bull Hedge ETF	Total return with substantial protection of principal.
TrueShares S&P Autocallable Defensive Income ETF	Generate moderate monthly income while reducing downside risk.
TrueShares S&P Autocallable High Income ETF	Generate high monthly income while reducing downside risk.
TrueShares Seasonality Laddered Buffered ETF	Capital appreciation with the potential for lower volatility relative to the broader U.S. large cap equity market.

Financial statements and other information about each underlying fund is available at www.true-shares.com. The Funds commenced operations on the dates below.

Fund	Diversified/ Non-Diversified	Commencement of Operations
Polen International Dividend Income ETF	Non-Diversified	December 26, 2024
TrueShares ConVequity ETF	Non-Diversified	June 27, 2025
TrueShares Equity Hedge ETF	Non-Diversified	January 28, 2026
TrueShares Quarterly Bear Hedge ETF	Non-Diversified	June 28, 2024
TrueShares Quarterly Bull Hedge ETF	Non-Diversified	June 28, 2024
TrueShares S&P Autocallable Defensive Income ETF	Non-Diversified	December 29, 2025
TrueShares S&P Autocallable High Income ETF	Non-Diversified	December 29, 2025
TrueShares Seasonality Laddered Buffered ETF	Non-Diversified	January 24, 2025

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). The Funds issue and redeem shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offerings of the Funds’ shares are registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedules of Investments. The accompanying Schedules of Investments were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedules of Investments. Actual results could differ from those estimates. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies, including Accounting Standard Update 2013-08.”

Portfolio Valuation – The net asset value per share (“NAV”) of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of each Fund’s total assets less its liabilities by the number of shares outstanding.

Equity securities, including exchange traded funds, are valued at the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Exchange traded funds listed on the NASDAQ Stock Market, Inc. are valued at the NASDAQ official closing price.

U.S. government bonds and notes are valued at the mean of the most recent bid and asked prices on the business day. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined.

13

TrueShares ETFs

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2026 (Continued) (Unaudited)

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Securities for which market quotations are not readily available, including circumstances under which TrueMark Investments, LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date

The following is a summary of the Funds’ investments in the fair value hierarchy as of July 31, 2026:

Polen International Dividend Income ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$194,879,540	$–	$–	$194,879,540
Money Market Funds	1,583,155	–	–	1,583,155
Total	$196,462,695	$–	$–	$196,462,695

TrueShares ConVequity ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Special Purpose Acquisition Companies (SPACS)	$14,980,244	$–	$–	$14,980,244
Exchange-Traded Funds	18,225,869	–	–	18,225,869
Purchased Options	–	5,575,657	–	5,575,657
U.S. Treasury Obligations	–	17,597,282	–	17,597,282
Money Market Funds	34,001	–	–	34,001
Total	$33,240,114	$23,172,939	$–	$56,413,053
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(828,355)	$–	$(828,355)
Total	$–	$(828,355)	$–	$(828,355)

TrueShares Equity Hedge ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Treasury Obligations	$–	$14,854,062	$–	$14,854,062
Money Market Funds	6,406	–	–	6,406
Total	$6,406	$14,854,062	$–	$14,860,468
Other Financial Instruments(b)
Liabilities
Bullet Total Return Swap Contracts(c)	$–	$(76,545)	$–	$(76,545)
Total	$–	$(76,545)	$–	$(76,545)

14

TrueShares ETFs

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2026 (Continued) (Unaudited)

TrueShares Quarterly Bear Hedge ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$–	$317,390	$–	$317,390
U.S. Treasury Obligations	–	72,450,301	–	72,450,301
Money Market Funds	33,716	–	–	33,716
Total	$33,716	$72,767,691	$–	$72,801,407

TrueShares Quarterly Bull Hedge ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$–	$115,830	$–	$115,830
U.S. Treasury Obligations	–	27,638,007	–	27,638,007
Money Market Funds	21,324	–	–	21,324
Total	$21,324	$27,753,837	$–	$27,775,161

TrueShares S&P Autocallable Defensive Income ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Treasury Obligations	$–	$122,380,953	$–	$122,380,953
Money Market Funds	1,656,230	–	–	1,656,230
Total	$1,656,230	$122,380,953	$–	$124,037,183
Other Financial Instruments(b)
Assets
Bullet Total Return Swap Contracts(c)	$–	$6,962,493	$–	$6,962,493
Total	$–	$6,962,493	$–	$6,962,493

TrueShares S&P Autocallable High Income ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Treasury Obligations	$–	$23,387,119	$–	$23,387,119
Money Market Funds	397,690	–	–	397,690
Total	$397,690	$23,387,119	$–	$23,784,809
Other Financial Instruments(b)
Assets
Bullet Total Return Swap Contracts(c)	$–	$3,282,762	$–	$3,282,762
Total	$–	$3,282,762	$–	$3,282,762

TrueShares Seasonality Laddered Buffered ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$339,541,809	$–	$–	$339,541,809
Money Market Funds	61,855	–	–	61,855
Total	$339,603,664	$–	$–	$339,603,664

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.
(c)	Swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date.

Cash and Cash Equivalents – Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions – Securities transactions are recorded as of the trade date.

Foreign Securities – Polen International Dividend Income ETF may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held.

15

TrueShares ETFs

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2026 (Continued) (Unaudited)

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

Option Writing/Purchasing – Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to written options.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Bullet Swaps – ONEH, PAYM and PAYH may enter into bullet total return swap contracts (“bullet swaps”). The Funds may utilize bullet swaps in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A swap agreement is a contract in which one party agrees to make a one-time payment to another party based on the change in market value to the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period. Swap agreements will usually be done on a net basis, i.e., where the two parties make a net payment with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund. In the case of bullet swaps, the net settlement of the total return and financing legs will generally be paid or received at the contract termination date rather than periodically.

The bullet swap contracts are subject to master netting agreements, which are agreements between the Fund and its counterparties that provide the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination.

16

TrueShares ETFs

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2026 (Continued) (Unaudited)

NOTE 3 - INVESTMENTS IN AFFILIATES

ONEZ uses a fund-of-funds approach and invests in certain securities that have the same Adviser as the Fund. As such, those securities are affiliates as defined in the Investment Company Act of 1940. Transactions during the period in those securities were as follows:

Security	October 31, 2025 Value	Purchases at Cost	Proceeds from Securities Sold	Realized Net Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Income	Capital Gain Distributions Received	July 31, 2026 Value
TrueShares Quarterly Bear Hedge ETF	$12,917,624	$26,069,443	$(26,696,482)	$(250,048)	$114,977	$96,008	$–	$10,155,514
TrueShares Quarterly Bull Hedge ETF	5,342,470	31,499,520	(12,092,154)	(524,855)	(149,544)	755,185	–	24,075,437
TrueShares Structured Outcome (April) ETF	8,778,052	21,084,472	(5,332,968)	56,103	867,344	317,293	–	25,453,003
TrueShares Structured Outcome (August) ETF	9,003,322	23,429,174	(6,911,853)	238,630	699,119	313,095	–	26,458,392
TrueShares Structured Outcome (December) ETF	9,669,201	18,240,751	(3,058,550)	17,696	849,161	271,565	–	25,718,259
TrueShares Structured Outcome (February) ETF	9,928,447	21,925,035	(7,810,186)	6,448	626,216	289,491	–	24,675,960
TrueShares Structured Outcome (January) ETF	9,442,650	19,967,170	(4,430,762)	71,881	920,479	140,034	–	25,971,418
TrueShares Structured Outcome (July) ETF	10,155,939	20,915,380	(6,295,347)	38,390	156,847	977,359	–	24,971,209
TrueShares Structured Outcome (June) ETF	9,010,188	21,941,261	(7,712,962)	177,858	1,010,567	205,421	–	24,426,912
TrueShares Structured Outcome (March) ETF	9,237,119	23,587,423	(8,371,281)	(48,484)	797,107	305,148	–	25,201,884
TrueShares Structured Outcome (May) ETF	8,085,528	24,136,860	(7,767,922)	(21,454)	1,029,018	214,567	–	25,462,030
TrueShares Structured Outcome (November) ETF	7,854,490	23,232,871	(7,543,156)	(39,071)	667,085	281,927	–	24,172,219
TrueShares Structured Outcome (October) ETF	8,272,350	24,519,138	(7,491,511)	122,747	717,765	321,953	–	26,140,489
TrueShares Structured Outcome (September) ETF	8,518,899	21,071,402	(3,960,238)	167,175	861,845	188,008	–	26,659,083
TOTAL	$126,216,279	$321,619,900	$(117,475,372)	$13,016	$9,167,986	$4,677,054	$–	$339,541,809

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